Income tax and social contribution	12 Months Ended
Dec. 31, 2023
Income tax and social contribution
Income tax and social contribution

25. Income tax and social contribution

	2023	2022	2021
Deferred taxes on temporary differences and tax losses	202	91,249	23,313
Current tax expenses	(6,210)	(1,462)	(2,490)
Tax benefit (expense)	(6,008)	89,787	20,823

25.1. Reconciliation between the nominal income tax and social contribution rate and effective rate

	2023	2022	2021
Income before income tax and social contribution	(54,763)	(332,812)	(65,469)
Basic rate	34%	34%	34%
Income tax and social contribution	18,619	113,156	22,259
Tax Incentives - “Lei do Bem 11.196/05”	16,616	5,000	-
Tax loss carryforward not recorded from subsidiaries	(7,384)	(1,823)	(6,185)
IPO Bonus	-	(1,345)	(15,967)
Earn-out adjustment	-	-	20,730
Goodwill impairment	-	(13,427)	-
Write-off of deferred tax assets (i)	(19,048)	-	-
Profits of subsidiaries abroad	(8,328)	(5,442)	-
Difference in tax rate in the subsidiary	(2,145)	(1,835)	(951)
Others	(4,338)	(4,497)	937
Tax benefit (expense)	(6,008)	89,787	20,823
Effective rate	-10.97%	26.98%	31.81%

(i) Write off of deferred tax assets based on Company`s estimate of recoverability in the near future.

25.2. Breakdown and Changes in deferred income tax and social contribution

	2023	2022	2021
Deferred tax assets
Provision for labor, tax and civil risk	13,551	12,583	10,428
Allowance for doubtful accounts	4,781	2,160	2,181
Tax losses and negative basis of social contribution tax	8,059	13,039	11,728
Provision for compensation or renegotiation from acquisitions	34,908	52,837	13,615
Goodwill impairment	33,059	33,059	-
Customer portfolio and platform	16,154	901	(14,673)
Other temporary differences	8,244	3,975	4,026
Total deferred tax assets	118,756	118,554	27,305
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(26,785)
Total deferred tax liabilities	(26,785)	(26,785)	(26,785)
Net deferred tax	91,971	91,769	520
Deferred taxes – assets	91,971	91,769	2,276
Deferred taxes – liabilities	-	-	(1,756)

Balance at December 31, 2021	520
Additions	91,321
Reversals	(72)
Balance at December 31, 2022	91,769
Additions	23,111
Reversals	(22,909)
Balance at December 31, 2023	91,971

25.3. Movement of deferred income tax and social contribution

	2023	Deferred taxes 2023 variation (a)	2022	Deferred taxes 2022 variation (a)	2021
Provision for labor, tax and civil risk	13,551	968	12,583	2,155	10,428
Allowance for doubtful accounts	4,781	2,621	2,160	(21)	2,181
Tax losses and negative basis of social contribution tax	8,059	(4,980)	13,039	1,311	11,728
Goodwill	(26,785)	-	(26,785)	-	(26,785)
Deferred tax from customer portfolio and digital platform	16,154	15,253	901	15,574	(14,673)
Provision for compensation or renegotiation from acquisitions	34,908	(17,929)	52,837	39,222	13,615
Impairment goodwill	33,059	-	33,059	33,059	-
Other temporary differences	8,244	4,269	3,975	(51)	4,026
Total	91,971	202	91,769	91,249	520